Disclosure of detailed information about property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 1	$ 429,629
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 2	93,775
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 3	60,257
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 4	10,479
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 5	8,525
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 6	602,665
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 7	27,772
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 8	1,096
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 9	1,567
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 10	192
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 11	1,133
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 12	31,760
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 13	0
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 14	0
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 15	(12)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 16	0
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 17	(63)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 18	(75)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 19	457,401
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 20	94,871
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 21	61,812
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 22	10,671
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 23	9,595
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 24	634,350
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 25	28,682
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 26	3,177
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 27	5,386
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 28	1,191
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 29	2,038
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 30	40,474
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 31	(233)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 32	(27)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 33	(4,354)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 34	0
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 35	(1,100)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 36	(5,714)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 37	485,850
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 38	98,021
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 39	62,844
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 40	11,862
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 41	10,533
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 42	669,110
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 43	411,334
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 44	83,877
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 45	43,206
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 46	8,949
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 47	7,374
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 48	554,740
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 49	7,986
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 50	1,686
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 51	3,002
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 52	265
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 53	508
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 54	13,447
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 55	0
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 56	0
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 57	(12)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 58	0
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 59	(63)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 60	(75)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 61	419,320
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 62	85,563
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 63	46,196
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 64	9,214
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 65	7,819
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 66	568,112
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 67	12,161
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 68	1,672
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 69	2,682
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 70	188
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 71	947
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 72	17,650
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 73	0
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 74	(26)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 75	(4,353)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 76	0
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 77	(1,089)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 78	(5,468)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 79	431,481
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 80	87,209
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 81	44,525
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 82	9,402
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 83	7,677
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 84	580,294
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 85	38,081
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 86	9,308
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 87	15,616
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 88	1,457
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 89	1,776
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 90	66,238
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 91	54,369
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 92	10,812
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 93	18,319
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 94	2,460
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 95	2,856
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 96	$ 88,816